The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated June 6, 2014

to the Statement of Additional Information dated March 30, 2014

Effective June 6, 2014, the table in the section of the Statement of Additional Information titled “Principal Shareholders” listing, as of March 1, 2014, shareholders of record owning more then 5% of the voting stock of any class of a Sentinel Fund is hereby deleted and replaced with the table below.

Fund/Class	Shareholder	Number of Shares	Percent of Outstanding
Capital Growth A	Charles Schwab & Co Inc. Renvest Account Attn Mutual Funds Dept 211 Main St San Francisco CA 94105-1905	429,739.139	6.21%
Common Stock A	Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Cust Attn: Physical Team 4800 Deer Lake Dr East Jacksonville FL 32246-6484	2,051,952.812	5.97%
Growth Leaders A	Independent Health Assoc Inc. Defined Benefit Pension Plan Mark Johnson, Michael Cropp & Frank J Colantuono Ttees 511 Farber Lakes Dr Williamsville NY 14221-5779	386,354.565	20.50%
	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City NJ 07311	155,207.931	8.24%
Small Company A	Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Cust Attn: Physical Team 4800 Deer Lake Dr East Jacksonville FL 32246-6484	6,451,033.862	5.58%
Government Securities A	UBS WM USA Omni Account M/F Attn: Dept Manager 1000 Harbor Blvd 5th Floor Weehawken NJ 07086-6761	4,953,307.115	12.11%
	Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Cust Attn: Physical Team 4800 Deer Lake Dr East Jacksonville FL 32246-6484	7,660,237.534	18.73%
International Equity A	Charles Schwab & Co Inc. Special Custody Acct for the Exclusive Benefit of Customers Mutual Funds Dept 211 Main St San Francisco CA 94105-1905	388,662.458	6.34%
Low Duration Bond A	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City NJ 07311	5,723,972.732	17.40%
	First Clearing, LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St St Louis MO 63103-2523	3,077,514.940	9.36%
	UBS WM USA Omni Account M/F Attn: Dept Manager 1000 Harbor Blvd 5th Floor Weehawken NJ 07086-6761	2,171,082.684	6.60%
Total Return Bond A	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City NJ 07311	661,740.337	7.05%
	UBS WM USA Omni Account M/F Attn: Dept Manager 1000 Harbor Blvd 5th Floor Weehawken NJ 07086-6761	3,760,174.596	40.06%
	Life Insurance Company of the Southwest Attn: Jennifer Gochey 1 National Life Drive Montpelier VT 05604-1000	914,760.530	9.75%
Conservative Strategies A	UBS WM USA Omni Account M/F Attn: Dept Manager 1000 Harbor Blvd 5th Floor Weehawken NJ 07086-6761	1,171,726.764	9.70%
	Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Cust Attn: Physical Team 4800 Deer Lake Dr East Jacksonville FL 32246-6484	659,824.965	5.46%
	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City NJ 07311	954,856.285	7.90%
Low Duration Bond – S	First Clearing, LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St St Louis MO 63103-2523	18,471,691.669	27.55%
	UBS WM USA Omni Account M/F Attn: Dept Manager 1000 Harbor Blvd 5th Floor Weehawken NJ 07086-6761	9,188,687.340	13.71%
	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City NJ 07311	18,205,509.422	27.15%
Sustainable Mid Cap Opportunities I	First Clearing, LLC Special Custody Acct For The Exclusive Benefit of Customers 2801 Market St St Louis MO 63103-2523	64,304.001	39.68%
	NLV Financial Attn: Jennifer Gochey 1 National Life Drive Montpelier VT 05602-3377	57,273.502	35.34%
	Nationwide Trust Company FSB C/O IPO Portfolio Accounting One Nationwide Plaza 1-07-11 Columbus OH 43215-2226	14,653.458	9.04%
	DCGT As Ttee and/or Cust FBO Principal Financial Group Qualified Prin Advtg Omnibus Attn NPIO Trade Desk 711 High St Des Moines IA 50392-0001	8,896.754	5.49%
Sustainable Core Opportunities I	First Clearing, LLC Special Custody Acct For The Exclusive Benefit of Customers 2801 Market St St Louis MO 63103-2523	66,167.784	9.78%
	LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations PO Box 509046 San Diego CA 92150-9046	57,720.908	8.53%
	Charles Schwab & Co Inc. Special Custody Acct FBO Customers Attn Mutual Funds Dept 211 Main St San Francisco CA 94105-1905	42,442.236	6.27%
	Gloria Steinem Ttee For East Coast Toledo Productions Pension Plan PO Box 893 New York NY 10268-0893	63,338.131	9.36%
	RBC Capital Markets, LLC Mutual Fund Omnibus Processing Attn Mutual Fund Ops Manager 510 Marquette Ave S Minneapolis MN 55402-1110	39,600.580	5.85%
Capital Growth I	Charles Schwab & Co Inc. Reinvest Account Attn Mutual Funds Dept 101 Montgomery St San Francisco CA 94104-4151	213,046.922	86.67%
Growth Leaders I	LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations PO Box 509046 San Diego CA 92150-9046	26,099.575	6.36%
	First Clearing, LLC Special Custody Acct For The Exclusive Benefit of Customers 2801 Market St St Louis MO 63103-2523	24,157.372	5.89%
	NLV Financial Attn Jennifer Gochey 1 National Life Drive Montpelier VT 05602-3377	281,313.490	68.55%
	Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Cust Attn: Physical Team 4800 Deer Lake Dr East Jacksonville FL 32246-6484	29,479.393	7.18%
Georgia Municipal Bond I	Maril & Co FBO 5A M&I Trust Co NA 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,334,866.139	97.18%
Small Company I	Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Cust Attn: Physical Team 4800 Deer Lake Dr East Jacksonville FL 32246-6484	12,241,050.716	23.16%
	Charles Schwab & Co Inc. Special Custody Acct FBO Customers Attn Mutual Funds Dept 211 Main St San Francisco CA 94105-1905	4,598,564.252	8.70%
	NFS LLC FEBO FIIOC as Agent for Qualified Employee Benefit Plans 401k FINOPS-IC Funds 100 Magellan Way KW1C Covington KY 41015-1987	2,751,086.798	5.20%
	Mac & Co Attn Mutual Fund Operations PO Box 3198 525 William Penn Place Pittsburgh PA 15230-3198	5,023,505.715	9.50%
Balanced I	LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations PO Box 509046 San Diego CA 92150-9046	164,349.688	15.62%
	Charles Schwab & Co Inc. Attn Mutual Funds Dept 211 Main St San Francisco CA 94105-1905	164,344.577	15.62%
	Life Insurance Company of the Southwest Attn Jennifer Gochey 1 National Life Drive Montpelier VT 05604-1000	305,489.936	29.04%
	First Clearing, LLC Special Custody Account For The Exclusive Benefit of Customers 2801 Market St St Louis MO 63103-2523	284,310.578	27.02%
Total Return Bond I	LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations PO Box 509046 San Diego CA 92150-9046	613,719.140	10.39%
	First Clearing, LLC Special Custody Account For The Exclusive Benefit of Customers 2801 Market St St Louis MO 63103-2523	501,662.319	8.50%
	Life Insurance Company of the Southwest Attn Jennifer Gochey 1 National Life Drive Montpelier VT 05604-1000	918,235.428	15.55%
	NFS LLC FEBO Huntington National Bank 7 Easton Oval Columbus OH 43219-6010	1,614,647.881	27.35%
Common Stock I	Charles Schwab & Co Inc. Attn Mutual Funds Dept 211 Main St San Francisco CA 94105-1905	1,735,935.865	7.84%
	Edward D Jones Attn: Mutual Fund Shareholder Accounting 201 Progress Pkwy Maryland Heights MO 63043-3009	1,734,228.891	7.83%
	Vallee & Co C/O M&I Trust Co NA 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	1,238,352.932	5.59%
	Maril & Co FBO 5A M&I Trust Co 11270 W Park Pl Ste 400 Milwaukee WI 53224-3638	3,364,201.804	15.20%
	NFS LLC FEBO FIIOC As Agent for Qualified Employee Benefit Plans 401(k) FINOPS-IC Funds 100 Magellan Way KW1C Covington KY 41015-1987	5,329,691.922	24.08%
Mid Cap I	NFS LLC FEBO FIIOC as Agent for Qualified Employee Benefit Plans 401k FINOPS-IC Funds 100 Magellan Way KW1C Covington KY 41015-1987	437,451.492	38.51%
	Charles Schwab & Co Inc. Special Custody Acct FBO Customers Attn Mutual Funds Dept 211 Main St San Francisco CA 94105-1905	330,967.131	29.13%
	First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	66,984.679	5.90%
Government Securities I	Charles Schwab & Co Inc. Special Custody Acct FBO Customers Attn Mutual Funds Dept 211 Main St San Francisco CA 94105-1905	331,762.059	5.38%
	Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Cust Attn: Physical Team 4800 Deer Lake Dr East Jacksonville FL 32246-6484	1,502,413.971	24.36%
	NFS LLC FEBO FIIOC as Agent for Qualified Employee Benefit Plans 401k FINOPS-IC Funds 100 Magellan Way KW1C Covington KY 41015-1987	447,686.040	7.26%
	First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	684,624.152	11.10%
Conservative Strategies – I	First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	424,751.669	19.16%
	Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Cust Attn: Physical Team 4800 Deer Lake Dr East Jacksonville FL 32246-6484	1,230,584.585	55.51%
International I	National Life Insurance Company Separate Acct II Attn Nancy LeClerc Investment Acct Dept 1 National Life Drive Montpelier VT 05602-3377	1,239,917.220	70.75%
	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 211 Main St San Francisco CA 94105-1905	289,146.167	16.50%
Balanced C	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City NJ 07311	205,928.766	13.04%
	UBS WM USA Omni Account M/F Attn: Dept Manager 1000 Harbor Blvd 5th Floor Weehawken NJ 07086-6761	93,527.262	5.92%
Common Stock C	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City NJ 07311	207,629.953	10.77%
	UBS WM USA Omni Account M/F Attn: Dept Manager 1000 Harbor Blvd 5th Floor Weehawken NJ 07086-6761	102,371.125	5.31%
	Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Cust Attn: Physical Team 4800 Deer Lake Dr East Jacksonville FL 32246-6484	117,971.408	6.12%
Capital Growth C	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City NJ 07311	29,834.491	12.42%
	UBS WM USA Omni Account M/F Attn: Dept Manager 1000 Harbor Blvd 5th Floor Weehawken NJ 07086-6761	16,095.995	6.70%
	First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	12,605.933	5.25%
Growth Leaders C	First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	17,367.451	14.43%
	Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Cust Attn: Physical Team 4800 Deer Lake Dr East Jacksonville FL 32246-6484	12,798.128	10.63%
	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City NJ 07311	6,587.945	5.47%
	NFS LLC FEBO The Giordan Family Revocable Trust Robert Giordano U/A 3/7/12 600 Royal Poinciane Punta Gorda FL 33955-1027	6,041.167	5.02%
Small Company C	First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	1,284,524.320	5.60%
	RBC Capital Markets, LLC Mutual Fund Omnibus Processing Attn Mutual Fund Ops Manager 510 Marquette Ave S Minneapolis MN 55402-1110	2,016,894.321	8.79%
	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City NJ 07311	3,675,677.758	16.02%
Total Return Bond C	First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	151,803.690	6.00%
	Life Insurance Company of the Southwest Attn: Jennifer Gochey 1 National Life Drive Montpelier VT 05604-1000	907,581.621	35.86%
	UBS WM USA Omni Account M/F Attn: Dept Manager 1000 Harbor Blvd 5th Floor Weehawken NJ 07086-6761	183,880.811	7.27%
Mid Cap C	First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	35,312.132	5.87%
	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City NJ 07311	68,994.871	11.47%
	Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Cust Attn: Physical Team 4800 Deer Lake Dr East Jacksonville FL 32246-6484	39,707.831	6.60%
Government Securities C	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City NJ 07311	804,647.356	15.22%
	First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	664,204.163	12.56%
	Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Cust Attn: Physical Team 4800 Deer Lake Dr East Jacksonville FL 32246-6484	699,581.204	13.23%
	UBS WM USA Omni Account M/F Attn: Dept Manager 1000 Harbor Blvd 5th Floor Weehawken NJ 07086-6761	399,693.964	7.56%
Conservative Strategies C	Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Cust Attn: Physical Team 4800 Deer Lake Dr East Jacksonville FL 32246-6484	1,203,785.689	16.14%
	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City NJ 07311	1,344,046.471	18.02%
	First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	1,234,631.276	16.55%
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